Debt Instruments - Carrying amount of financial assets at FV through OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for impairment losses
Financial assets	$ 1,773,414	$ 1,407,320
Debt instruments.
Allowance for impairment losses
Financial assets	573,046	355,333
Government debt securities | Mexico
Allowance for impairment losses
Financial assets	443,909	273,487
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	119,276	69,113
Financial assets at fair value through other comprehensive income category | Debt instruments.
Allowance for impairment losses
Financial assets	355,321	233,463	$ 154,483
Transfers out of Level 2 into Level 1	0
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Allowance for impairment losses
Financial assets	355,321
Financial assets at fair value through other comprehensive income category | Debt instruments. | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	355,321
Financial assets at fair value through other comprehensive income category | Debt instruments. | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	355,321
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Gross carrying amount
Allowance for impairment losses
Financial assets	241,932
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	241,932
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	241,932
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Gross carrying amount
Allowance for impairment losses
Financial assets	103,504
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	103,504
Financial assets at fair value through other comprehensive income category | Government debt securities | Foreign | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	103,504
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Gross carrying amount
Allowance for impairment losses
Financial assets	8,616
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	8,616
Financial assets at fair value through other comprehensive income category | Debt instruments issued by the Central Bank | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	8,616
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Allowance for impairment losses
Financial assets	1,269	$ 2,486
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Allowance for impairment losses
Financial assets	1,269
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	1,269
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 1,269